Operating, Selling and General	12 Months Ended
Dec. 31, 2017
OPERATING, SELLING AND GENERAL
OPERATING, SELLING AND GENERAL

10. OPERATING, SELLING AND GENERAL

Operating, Selling and General expense consists of the following:

($ millions)	2017	2016

Contract services(1)	3 551	3 363

Employee costs(1)	3 290	3 412

Materials	706	705

Energy	1 178	994

Equipment rentals and leases	279	267

Travel, marketing and other	241	409

	9 245	9 150

(1)

The company incurred $7.3 billion of contract services and employee costs for the year ended December 31, 2017 (2016 – $7.2 billion), of which $6.8 billion (2016 – $6.8 billion) was recorded in Operating, Selling and General expense and $0.5 billion was recorded as Property, Plant and Equipment (2016 – $0.4 billion). Employee costs include salaries, benefits and share-based compensation.